Fair Value Measurements - Change in the fair value of the Level 3 financial liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments
Fair value as of beginning of the period	$ 7,350,083
Change in fair value	(6,273,271)
Fair value as of end of the period	$ 7,630,000
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Financial Instruments
Transfers between levels		$ 0	$ 0
Bridge Note Embedded Derivative | iDoc
Financial Instruments
Fair value as of beginning of the period		273,534
Initial fair value			208,803
Change in fair value		(92,449)	64,731
Derivative adjustment from the Exchange Agreement		$ (181,085)
Fair value as of end of the period			$ 273,534